Segment Information (Details) - Schedule of net sales from external customers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Information (Details) - Schedule of net sales from external customers [Line Items]
Total	$ 2,376,225	$ 2,114,872	$ 1,533,928
United States [Member]
Segment Information (Details) - Schedule of net sales from external customers [Line Items]
Total	2,101,975	1,906,058	1,378,843
Canada [Member]
Segment Information (Details) - Schedule of net sales from external customers [Line Items]
Total	211,778	150,707	117,406
Rest of world [Member]
Segment Information (Details) - Schedule of net sales from external customers [Line Items]
Total	$ 62,472	$ 58,107	$ 37,679